Financial income and expense	12 Months Ended
Mar. 31, 2018
Disclosure of Financial income and expense [Abstract]
Disclosure of finance income (cost) [text block]
28.	Financial income and expense

	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016
Interest income on bank deposits	25,168	26,463	28,015
Others	104,157	96,121	17,422
Finance income	129,325	122,584	45,437
Interest expense on lease obligations	31,169	88,138	126,434
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	92,332	93,698	126,339
Interest expense on borrowings	373,279	255,273	312,939
Finance expense	(496,780)	(437,109)	(565,712)
Net finance income / (expense) recognized in profit or loss	(367,455)	(314,525)	(520,275)